General information	12 Months Ended
Dec. 31, 2025
General information
General information

1.  General information

Ardagh Metal Packaging S.A. (the “Company” or “AMPSA”) was incorporated in Luxembourg on January 20, 2021. The Company’s registered office is 56, rue Charles Martel, L-2134 Luxembourg, Luxembourg.

On November 13, 2025, the Company announced that on November 12, 2025, Ardagh Group S.A. (“AGSA”) reported that it had completed a comprehensive recapitalization transaction in respect of certain debt of AGSA and its affiliates (the “Transaction”). As part of the Transaction, a debt-for-equity swap was effected pursuant to which certain holders of AGSA’s and its affiliates’ indebtedness acquired indirect ownership of AGSA through Ardagh Holdings S.A. (formerly Yeoman Capital S.A.). Following completion of the Transaction, the ultimate parent of the Company is Ardagh Holdings S.A., a company registered in Luxembourg (together with its subsidiaries other than AMPSA and its subsidiaries, the “Ardagh Group”), which indirectly owns approximately 76% of the issued ordinary shares of the Company. The Ardagh Group capital structure is separate and distinct from AMPSA’s capital structure.

The Transaction had no impact on the listing of AMPSA’s shares or the capital structure of AMPSA or its subsidiaries and AMPSA has remained a subsidiary of the Ardagh Group under the terms of the Transaction.

The Company is an independent, pure-play metal beverage can company, whose ordinary shares are listed on the New York Stock Exchange under the ticker symbol “AMBP.” The Company and its subsidiaries (together, the “Group”) are a leading supplier of metal beverage cans globally, with a particular focus on the Americas and Europe. The Group supplies sustainable and infinitely recyclable metal packaging to a diversified customer base of leading global, regional and national beverage producers. AMPSA operates 23 production facilities in Europe and the Americas, and employs approximately 6,500 people.

The Group does not have any operations within Russia or Ukraine and continues to monitor and comply with the various sanctions administered by the U.S. Department of the Treasury’s Office of Foreign Assets Control, the European Union, the United Kingdom and the United Nations Security Committee that have been imposed on the Russian government and certain Russian entities and individuals.

The consolidated financial statements reflect the consolidation of the legal entities forming the Group for the periods presented. The principal operating subsidiaries forming the Group are listed in note 26.

The material accounting policies that have been applied to the consolidated financial statements are described in note 3.